Investment Portfolio - Government and Corporate Securities (Equity Instruments at Fair Value Through Profit or Loss) (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	$ 11,794,486	$ 11,713,449
Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	11,794,486	11,713,449
EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	11,794,486	11,713,449
In Pesos | EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	11,794,486	11,713,449
In Pesos | EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS | Acción BYMA- Bolsas y Mercados Argentina | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	7,477,421	7,975,690
In Pesos | EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS | Acción Banco de Valores de Bs. As. | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	2,582,396	2,752,230
In Pesos | EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS | Mutual Funds | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	$ 1,734,669	$ 985,529